SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Current	$ 6,047	$ 8,262	$ 6,324
Non-current	$ 16,856	23,028
Total		$ 31,290	$ 6,324	$ 14,419